Schedule of Plant and Equipment, Net (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	¥ 11,649	¥ 11,527
Less: Accumulated depreciation	(5,520)	(4,581)
Total property and equipment, net	6,129	6,946
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,664	3,664
Tooling and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	337	337
Computer and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	430	308
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	¥ 7,218	¥ 7,218